Mineral Properties, Plant and Equipment, Exploration and Evaluation	12 Months Ended
Dec. 31, 2018
Disclosure Of Mineral Properties Plant And Equipment Exploration And Evaluation [Abstract]
Mineral Properties, Plant and Equipment, Exploration and Evaluation
10.	MINERAL PROPERTIES, PLANT AND EQUIPMENT, EXPLORATION AND EVALUATION

	Note	Mineral properties (1)	Plant and equipment (2)	Exploration and evaluation	Total
Cost
At January 1, 2018		$190,670	$121,575	$101,185	$413,430
Expenditures		8,850	4,658	15,442	28,950
Rye Patch acquisition	5	40,716	30,697	-	71,413
Change in reclamation obligation (3)	17	2,426	-	-	2,426
At December 31, 2018		242,662	156,930	116,627	516,219
Accumulated depreciation, depletion and impairment
At January 1, 2018		162,035	93,593	8,678	264,306
Depreciation and depletion		9,291	5,310	-	14,601
Impairment (4)		-	8,963	-	8,963
At December 31, 2018		171,326	107,866	8,678	287,870
Carrying amount at December 31, 2018		$71,336	$49,064	$107,949	$228,349

	Note	Mineral properties (1)	Plant and equipment (2)	Exploration and evaluation	Total
Cost
At January 1, 2017		$176,503	$112,385	$84,190	$373,078
Expenditures		13,444	9,190	16,995	39,629
Change in reclamation obligation	17	723	-	-	723
At December 31, 2017		190,670	121,575	101,185	413,430
Accumulated depreciation, depletion and impairment
At January 1, 2017		157,856	92,243	8,678	258,777
Depreciation and depletion		4,179	1,350	-	5,529
At December 31, 2017		162,035	93,593	8,678	264,306
Carrying amount at December 31, 2017		$28,635	$27,982	$92,507	$149,124

(1)	At December 31, 2018, mineral properties included deferred stripping costs with a carrying value of $13,229 (December 31, 2017 - $9,582).
(2)	Plant and equipment includes construction-in-progress assets of $1,958 (December 31, 2017 - $14,727).
(3)

The change in reclamation obligation primarily relates to the revaluation of the Florida Canyon provision for site reclamation and closure from $30,227 to $33,316 using an average US dollar risk free discount rate of 2.93% subsequent to the acquisition of Rye Patch.

(4)

The El Sauzal Plant had a carrying value of $13,963. During the period, the Company obtained third party estimates indicating the El Sauzal Plant fair value was $5,000. As a result, the Company impaired the asset by $8,963.

a)	Carrying amount by segment

	Mineral properties	Plant and equipment	Exploration and evaluation	Total
At December 31, 2018
San Francisco Mine	$29,560	$13,024	$1,634	$44,218
Florida Canyon Mine	41,776	29,472	-	71,248
Ana Paula Project	-	6,452	106,164	112,616
Other	-	116	151	267
	$71,336	$49,064	$107,949	$228,349

	Mineral properties	Plant and equipment	Exploration and evaluation	Total
At December 31, 2017
San Francisco Mine	$28,635	$13,791	$1,043	$43,469
Ana Paula Project	-	14,041	91,464	105,505
Other	-	150	-	150
	$28,635	$27,982	$92,507	$149,124

b)	Mineral properties

The San Francisco Mine is located in Santa Ana, Sonora, Mexico which is formed by several adjacent claims. Commercial production began at San Francisco in April 2010.

c)	Exploration and evaluation

The Company holds and is exploring a number of mineral properties in Mexico which are included in exploration and evaluation.

i.	Ana Paula Project

On May 26, 2015, the Company acquired Newstrike Capital Inc. and its primary asset the Ana Paula Project in Guerrero, Mexico.

ii.	San Francisco Mine properties

The Company has title to the Patricia, Norma, Los Carlos, Pima, and Dulce claims located in the state of Sonora, Mexico.

iii.	Rye Patch properties

The Company has title to the Garden Gate Pass and Panther Canyon claims located in the state of Nevada, US.

d)  Royalties

The Florida Canyon Mine production is subject to two royalties payable to third parties. A 2.5% net smelter royalty (“NSR”) payable to Able & York International Corporation, LLC, and a 3.25% NSR payable to Maverix Metals Inc. (“Maverix”).